Investment Risks	Jul. 24, 2026
T. Rowe Price Biotech ETF | Biotechnology and pharmaceutical industry [Member]
Prospectus [Line Items]
Risk [Text Block]

Biotechnology and pharmaceutical industry: Companies in the biotechnology and pharmaceutical industries spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. Companies in the biotechnology and pharmaceutical industries are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The biotechnology and pharmaceutical industries are exposed to significant potential product liability risks, which could delay or prevent completion of companies’ clinical development programs and incur lengthy and significant costs to resolve. Biotechnology companies are more likely emerging growth, and therefore may be capitalized thinly, be more volatile than companies with greater capitalizations, have persistent losses during different stages of drug development, and their revenue patterns may be erratic.

The biotechnology and pharmaceutical industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry. Substantially all pharmaceutical products are subject to FDA regulation approval process for pharmaceutical products. Compliance with the extensive foreign and domestic regulation on research, design, testing, manufacturing, labeling, marketing, distribution, and advertising of pharmaceutical products can be lengthy and expensive. Pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Changes in government regulation could also have an adverse impact on companies, such as the Inflation Reduction Act of 2022, which allows for the negotiation of prescription drug prices on behalf of Medicare recipients, resulting in potentially reduced prescription prices and healthcare companies’ overall profitability.

T. Rowe Price Biotech ETF | Industry concentration [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry concentration: The fund will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, the fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

T. Rowe Price Biotech ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Biotech ETF | Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Biotech ETF | Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in developed markets.

T. Rowe Price Biotech ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Biotech ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Biotech ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Biotech ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Biotech ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Biotech ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Biotech ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

T. Rowe Price Capital Appreciation Fixed Income ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Capital Appreciation Fixed Income ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Capital Appreciation Fixed Income ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Capital Appreciation Fixed Income ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Capital Appreciation Fixed Income ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Capital Appreciation Fixed Income ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Capital Appreciation Fixed Income ETF | Fixed income markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

T. Rowe Price Capital Appreciation Fixed Income ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Capital Appreciation Fixed Income ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

T. Rowe Price Capital Appreciation Fixed Income ETF | Junk bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk bonds: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade, expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. As a result, bonds and loans rated below investment grade carry a higher risk of default and should be considered speculative.

T. Rowe Price Capital Appreciation Fixed Income ETF | Bank loans [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loans: Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

T. Rowe Price Capital Appreciation Fixed Income ETF | Leveraged loans [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged loans: Investments in floating rate leveraged loans (also known as bank loans or senior loans) that are rated below investment grade (typically BB or lower), which are issued by companies that often carry significantly more debt than equity, reflect a highly leveraged financial structure that increases the risk of default or loss. These loans offer floating interest rates that adjust with market rates (typically quarterly or monthly), providing protection against rising interest rates and near-zero duration risk, but they also carry greater credit risk than investment-grade bonds due to the borrower’s limited financing options and higher leverage. Because the issuing companies are often rated below investment grade, they may face higher default risk and price volatility, and their performance can be correlated with high yield bonds, declining in the same periods where high yield bonds decline. However, these loans have a senior, secured position in the company’s capital structure, which historically results in higher recovery rates in the event of default compared to high yield bonds, though recovery rates may vary depending on market conditions and the time period. Investors should also note that floating rate loans may be subject to legal or contractual resale restrictions, trade less frequently, and experience value impairments during liquidation.

T. Rowe Price Capital Appreciation Fixed Income ETF | Agency mortgage-backed securities (Agency MBS) [Member]
Prospectus [Line Items]
Risk [Text Block]

Agency mortgage-backed securities (Agency MBS): Agency MBS are residential mortgage-backed securities issued or guaranteed by U.S. government agencies or government-sponsored enterprises (GSEs), specifically Fannie Mae (FNMA), Freddie Mac (FHLMC), or Ginnie Mae (GNMA). These securities are backed by pools of mortgages that meet strict underwriting guidelines and are guaranteed against credit loss by the issuing agency. Investments in Agency MBS are subject to interest rate risk, prepayment and extension risk, credit risk, and the risk of underperformance by the underlying pools of assets. Agency MBS tend to be more volatile and adversely impacted by changes in interest rates than other fixed income securities, particularly those that do not have prepayment features or call options. The rate of prepayments on the underlying pools of mortgages will affect the price and volatility of an Agency MBS and may unexpectedly shorten or lengthen the effective maturity of the security and weighted average maturity of the fund beyond what was anticipated at the time of purchase. Increasing prepayments due to falling interest rates could reduce the fund’s potential for price gains and require the fund to reinvest proceeds at lower interest rates, reducing the fund’s total return and yield and resulting in a loss if prices fall below the level that the fund paid for them. Rising interest rates or lack of refinancing opportunities could increase the fund’s sensitivity to interest rate changes and its potential for price declines. Although Agency MBS are generally supported by the implicit or explicit guarantee of the U.S. government (through issuers such as Fannie Mae, Freddie Mac, or Ginnie Mae), there is no assurance that the guarantors will meet their obligations. Agency MBS may also be subject to liquidity risk, as the ease with which they can be traded may vary in different market conditions.

T. Rowe Price Capital Appreciation Fixed Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Dynamic Emerging Markets Bond ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Dynamic Emerging Markets Bond ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Dynamic Emerging Markets Bond ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Fixed income markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Emerging markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Sovereign Debt [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign debt: An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of borrowing rates, foreign debt, or foreign currency exchange rates.

T. Rowe Price Dynamic Emerging Markets Bond ETF | High yield investing [Member]
Prospectus [Line Items]
Risk [Text Block]

High yield investing: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Frontier markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier markets: Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Currency exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency exposure: Because the fund invests in holdings denominated in foreign currencies, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses and the fund may not achieve the purpose of using the derivative. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the reference or assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives also expose the fund to settlement risk, such as if the fund is required to acquire, buy, or sell the underlying reference or asset at an undesirable price, has challenges with offsetting transactions, or risks associated with cash settlement. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

T. Rowe Price Dynamic Emerging Markets Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Dynamic Emerging Markets Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

T. Rowe Price Mid-Cap Equity Research ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Mid-Cap Equity Research ETF | Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Mid-Cap Equity Research ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Mid-Cap Equity Research ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Mid-Cap Equity Research ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Mid-Cap Equity Research ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Mid-Cap Equity Research ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Mid-Cap Equity Research ETF | Mid-cap stocks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-cap stocks: Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by large-cap companies. Mid-cap companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than large-cap companies, and are therefore more sensitive to economic, market, and industry changes.

T. Rowe Price Mid-Cap Equity Research ETF | Sector exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price Mid-Cap Equity Research ETF | Index correlation [Member]
Prospectus [Line Items]
Risk [Text Block]

Index correlation: Because the fund weights each sector and industry similar to the Index, the fund’s ability to broadly reallocate its portfolio due to changes in outlook for a particular sector or industry is less than other actively managed funds with greater flexibility to overweight or underweight certain industries due to changes in market conditions. As a result, the fund’s performance may lag the performance of other actively managed funds with more flexible investment programs.

T. Rowe Price Mid-Cap Equity Research ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Securitized Income ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Securitized Income ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Securitized Income ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Securitized Income ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Securitized Income ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Securitized Income ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Securitized Income ETF | Fixed income markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

T. Rowe Price Securitized Income ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Securitized Income ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

T. Rowe Price Securitized Income ETF | Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses and the fund may not achieve the purpose of using the derivative. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the reference or assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives also expose the fund to settlement risk, such as if the fund is required to acquire, buy, or sell the underlying reference or asset at an undesirable price, has challenges with offsetting transactions, or risks associated with cash settlement. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

T. Rowe Price Securitized Income ETF | Securitized assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Securitized assets: A fund investing in securitized assets, including agency and non-agency mortgage-backed securities (including commercial and residential MBS), asset-backed securities, and CLOs may be more adversely affected by changes in interest rates, underperformance of the underlying assets, liquidity, and the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit or liquidity enhancements. Securitized assets may be more difficult to value than other fixed income assets. Securitized assets issued by non-government entities and that are not backed by the full faith and credit of the U.S. government are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn, and subject to greater volatility. Securitized assets are subject to prepayment and extension risk because they typically have embedded call options and can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain CMBS are issued in several classes with different levels of yield and credit protection. The fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks

T. Rowe Price Securitized Income ETF | Non-Agency Mortgage-Related Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Agency Mortgage-Related Securities: Non-agency mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. The risk of nonpayment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. “Subprime” loans are loans made to borrowers with lower credit ratings and/or a shorter credit history, who are more likely to default on their loan obligations as compared to more credit-worthy borrowers. Non-agency mortgage-related securities are not traded on an exchange. There may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

T. Rowe Price Securitized Income ETF | CLOs [Member]
Prospectus [Line Items]
Risk [Text Block]

CLOs: The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the fund is invested. The fund may invest in tranches of CLOs that are subordinate to other senior rated CLO tranches (such as AAA rated tranches). However, these ratings do not constitute a guarantee, may be downgraded in stressed market environments, and it is possible that even the most senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the significant losses experienced by subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates.

T. Rowe Price Securitized Income ETF | TBAs and dollar rolls [Member]
Prospectus [Line Items]
Risk [Text Block]

TBAs and dollar rolls: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Forward settling securities, such as TBAs, involve leverage which may magnify investment risks and can cause losses to be realized more quickly. In addition, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

T. Rowe Price Securitized Income ETF | Mortgage- and asset-backed securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities: Investments in mortgage-backed securities and other types of asset-backed securities are subject to interest rate risk, prepayment and extension risk, credit risk, and the risk of underperformance by the underlying pools of assets. Mortgage-backed securities and asset-backed securities tend to be more sensitive to changes in interest rates than traditional bonds and other debt securities. Early repayments of principal on underlying assets may expose the fund to a lower rate of return upon reinvestment of principal and the value of securities with prepayment features may not increase as much as other fixed income securities when interest rates are declining. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers and there is no assurance that any guarantors or insurers of such securities will meet their obligations.

T. Rowe Price Securitized Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Small-Cap ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as pandemics) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Small-Cap ETF | Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Small-Cap ETF | Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in developed markets.

T. Rowe Price Small-Cap ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Small-Cap ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Small-Cap ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Small-Cap ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Small-Cap ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality. A cybersecurity breach could result in a loss for the fund or affect its ability to operate as intended either temporarily or for an extended period, which may include limits on the ability to obtain pricing information for the fund’s investments, calculate its net asset value, and satisfy redemptions.

T. Rowe Price Small-Cap ETF | Sector exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price Small-Cap ETF | Small-cap stocks [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-cap stocks: Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

T. Rowe Price Small-Cap ETF | Industrial and business services sector [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial and business services sector: Industrial and business services companies can be significantly affected by general economic trends, as well as by changes in consumer sentiment and spending, commodity prices, technological obsolescence, government regulation and import controls, labor relations, intense global competition, and liability for environmental damage.

T. Rowe Price Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.